Financial instruments and financial risk management - Fair value (Details) - EUR (€) € in Thousands		1 Months Ended
	May 29, 2020	Apr. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Fair value hierarchy
Proceeds from issue of shares	€ 778,100
Fair value of current financial assets		€ 800
AgomAb | Preferred Class A Shares
Fair value hierarchy
Proceeds from issue of shares		€ 3,300
Shares issued		49,877
Level 1
Fair value hierarchy
Cash Equivalents			€ 1,201,443
Current financial assets			731,355	€ 1,004,539
Assets carried at fair value			1,932,798	1,004,539
Level 3
Fair value hierarchy
Non-current financial assets			3,444	2,596
Assets carried at fair value			€ 3,444	€ 2,596